Overview and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
1. Overview and Basis of Presentation

Overview

Biostage, Inc., formerly Harvard Apparatus Regenerative Technology, Inc. (“Biostage” or the “Company”) is a biotechnology company developing bioengineered organ implants based on our novel Cellframe TM technology. Our Cellframe technology is comprised of a biocompatible scaffold that is seeded with the recipient’s own stem cells. We believe that this technology may prove to be effective for treating patients across a number of life-threatening medical indications who currently have unmet medical needs. We are currently developing our Cellframe technology to treat life-threatening conditions of the esophagus, bronchus or trachea with the objective of dramatically improving the treatment paradigm for those patients.

Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, and acquiring operating assets.

The Company changed its name from Harvard Apparatus Regenerative Technology, Inc. to Biostage, Inc. on March 31, 2016. All references to the Company have been changed to Biostage in the accompanying consolidated financial statements and notes thereto.

Basis of Presentation

The financial statements reflect the Company’s financial position, results of operations and cash flows in conformity with accounting principles generally accepted in the United States (“GAAP”).

Earnings per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. Diluted net loss per share is computed using the sum of the weighted average number of common shares outstanding during the period and, if dilutive, the weighted average number of potential shares of common stock, including the assumed exercise of stock options and warrants and unvested restricted stock.

The Company applied the two-class method to calculate basic and diluted net loss per share attributable to common stockholders for the three and nine months ended September 30, 2016, as its warrants to purchase common stock are participating securities.

The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common stockholders. However, the two-class method does not impact the net loss per share of common stock as the Company was in a net loss position for the three and nine months ended September 30, 2016 and warrant holders do not participate in losses.

Basic and diluted shares outstanding are the same for each period presented as all common stock equivalents would be antidilutive due to the net losses incurred.

Reclassification

Sales and marketing expenses of $0.1 million and $0.3 million for the three and nine months ended September 30, 2015, respectively, have been reclassified to selling, general and administrative expenses to conform to the 2016 presentation.

Unaudited Interim Financial Information

The accompanying interim balance sheet as of September 30, 2016 and consolidated interim statements of operations and comprehensive loss and cash flows for the nine months ended September 30, 2016 and 2015 are unaudited. The interim unaudited consolidated financial statements have been prepared in accordance with GAAP on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2016 and its results of operations and cash flows for the nine months ended September 30, 2016 and 2015.  The financial data and other information disclosed in these notes related to the three month period ended September 30, 2016 and 2015 are unaudited. The results for the nine months ended September 30, 2016 are not necessarily indicative of results to be expected for the year ending December 31, 2016, any other interim periods or any future year or period.

1. Organization

Overview

Harvard Apparatus Regenerative Technology, Inc. (“HART” or the “Company”) is developing bioengineered organ implants utilizing the recipient’s own stem cells to treat life-threatening conditions. HART has developed and initiated the testing of a new technology platform to create organ implants to replace diseased or damaged portions of the esophagus, trachea or bronchus to restore function.

Prior to November 1, 2013, the Company was a business segment of Harvard Bioscience, Inc. (“Harvard Bioscience”). The Company is engaged in the development and commercialization of regenerated organs for human transplant. Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, and acquiring operating assets.

HART was incorporated in Delaware on May 3, 2012 by Harvard Bioscience, as a wholly-owned subsidiary, to provide a means for separating Harvard Bioscience’s regenerative medicine business from its other businesses. On October 31, 2013, Harvard Bioscience contributed its regenerative medicine business assets, plus $15 million of cash, into HART (the “Separation”). On November 1, 2013, the previously announced spin-off of the Company from Harvard Bioscience was completed. On that date, the Company became an independent company that operates the regenerative medicine business previously owned by Harvard Bioscience. The spin-off was completed through the distribution to Harvard Bioscience stockholders of all the shares of common stock of HART (the “Distribution”). In the Distribution, Harvard Bioscience distributed to its stockholders one share of HART common stock for every four shares of Harvard Bioscience common stock they owned as of the close of business on October 21, 2013, the record date for the Distribution.

The Company has one business segment and does not have significant costs or assets outside the United States.

The historical deferred tax assets, including the operating losses and credit carryforwards generated by HART prior to the Separation, remained with Harvard Bioscience subsequent to the Separation.

The financial statements reflect the Company’s financial position, results of operations and cash flows in conformity with generally accepted accounting principles in the United States (“GAAP”).